Earnings / (loss) per share, details (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (10,268)	$ (21,205)	$ 54,639
Less dividends on series B preferred shares	(5,080)
Net income / (loss) attributed to common stockholders	$ (15,348)	$ (21,205)	$ 54,639
Weighted average number of common shares, basic and diluted	81,292,290	81,328,390	81,083,485
Earnings / (loss) per common share, basic and diluted	$ (0.19)	$ (0.26)	$ 0.67